Schedule I - CONDENSED BALANCE SHEETS (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 1,513	$ 1,227
Restricted cash	3,113	58
Prepayments and other current assets	118	121
Total current assets	4,988	1,959
Restricted cash	5	109
Total assets	14,894	12,206
Liabilities and Stockholders’ Equity/(Deficit)
Accounts payable	215	161
Accrued expenses and other current liabilities	664	550
Current portion of long-term debt	89	187
Total current liabilities	7,748	2,016
Deferred credits and other	93	180
Deferred income taxes	1,722	1,000
Total liabilities	16,312	9,973
Total stockholders’ equity/(deficit)	(3,177)	987
Total liabilities and stockholders’ equity/(deficit)	14,894	12,206
Parent Company [Member]
Assets
Cash and cash equivalents	78	48
Restricted cash	16	0
Prepayments and other current assets	3	7
Intercompany receivables	0	18
Total current assets	97	73
Restricted cash	0	100
Deferred charges and other assets	89	94
Investment in subsidiary	3,846	1,871
Total assets	4,032	2,138
Liabilities and Stockholders’ Equity/(Deficit)
Accounts payable	33	4
Accrued expenses and other current liabilities	56	35
Intercompany payables	20	0
Current portion of long-term debt	6,601	905
Total current liabilities	6,710	944
Deferred credits and other	50	53
Deferred income taxes	449	154
Total liabilities	7,209	1,151
Total stockholders’ equity/(deficit)	(3,177)	987
Total liabilities and stockholders’ equity/(deficit)	$ 4,032	$ 2,138